Note 2 - Allowance For Loan Losses: Past Due Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Past Due Financing Receivables

September 30, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 21,247,048	$ 11,241,713	$ 23,068,842	$ 55,557,603
Real Estate Loans	751,397	514,353	1,508,314	2,774,064
Sales Finance Contracts	1,202,522	766,169	1,561,036	3,529,727
Total	$ 23,200,967	$ 12,522,235	$ 26,138,192	$ 61,861,394

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171